UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-5717

                DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
               (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        October 31


Date of reporting period:       April 30, 2003




[PAGE]

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.



Dreyfus
Worldwide Dollar
Money Market Fund, Inc.



SEMIANNUAL REPORT April 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            12   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund


                                                                         Dreyfus
                                                                Worldwide Dollar
                                                         Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Worldwide Dollar Money Market Fund, Inc. covers the six-month period from November 1, 2002, through April 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

We have recently seen what we believe are encouraging signs of stability in the financial markets. Perhaps most important, the war in Iraq ended quickly, without disruptions in oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many major stock market indices have posted modest gains since the start of 2003, suggesting greater investor optimism. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows and inflationary pressures have remained subdued.

Although economic problems and concerns remain, we believe that positive factors outweigh negative ones and that the U.S. economy appears to be on the path to recovery. What are the implications for your money market investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for higher returns from longer-term assets in the stock and bond markets. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Worldwide Dollar Money Market Fund, Inc. perform during the period?

During the six-month period ended April 30, 2003, the fund produced an annualized yield of 0.78%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.79%.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. When managing the fund, we monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Federal Reserve Board (the "Fed") in our decision as to how to structure the fund. Based upon our economic outlook, we actively manage the fund' s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates. The fund invests in a broad range of high-quality, short-term money market instruments, including U.S. government securities, short-term bank obligations issued by domestic and foreign banks, asset-backed securities, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements and U.S. dollar-denominated obligations of foreign governments. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

The fund was influenced by low interest rates and a generally weak economy during the reporting period, which resulted in lower yields for money market instruments.

When the reporting period began in November 2002, corporate scandals, weak corporate earnings, and uncertain consumer and heightened international tensions had already taken their toll on U.S. economic growth. Consumer confidence had fallen to a nine-year low, and the
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

unemployment rate was rising. The stock market had hit a multi-year low in October, and the third quarter's annualized GDP growth rate of 4% was weaker than most analysts had anticipated.

On November 6, the Fed implemented its first and only interest-rate reduction of the reporting period, cutting the federal funds rate by a larger-than-expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of rising international tensions and
corporate    scandals.

After the Fed took action, the economy showed some signs of improvement. Retail sales in November came in higher than most analysts had expected, and the stock market rallied. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate fell to an estimated annualized rate of just 1.4%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the economy continued to send mixed signals. Home sales rose in January, but consumer confidence fell below the low it had established in October. Manufacturing expanded in January but fell in February. For its part, the Fed kept the federal funds rate unchanged at 1.25%. In March, the outbreak of hostilities in Iraq clouded the economic picture further, as corporations and consumers apparently chose to wait for the war's resolution before committing to additional spending and investment.

The Fed took the unusual step at its March 2003 meeting of declining to commit to a position on the risks pertaining to the economy. It stressed at the time that the uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, as the conflict progressed, the market's focus appeared to shift toward expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve. The money markets also saw greater issuance of commercial paper and bank products. At the same time, many investors continued to hold steady and did not make major commitments to longer-term investments.


After the war began winding down in April, investors' attention returned to the problems underlying the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6%, suggesting lingering caution among businesses reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers, as initial estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.6%.

What is the fund's current strategy?

By the reporting period's end, expectations had begun to build that the Fed's next move might be an additional rate cut if the economy did not respond more robustly to the Fed' s accommodative monetary policy and the Bush Administration' s stimulative fiscal policy. Of course, a change in investment strategy may be necessitated by developing market conditions.

May 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

April 30, 2003 (Unaudited)



                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--31.7%                                             Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Abbey National PLC (Yankee)

   1.31%, 2/18/2004                                                                          50,000,000  (a)          49,994,955

BNP Paribas (London)

   2.00%, 7/22/2003                                                                          25,000,000               25,003,051

Bayerische Landesbank Girozentrale (Yankee)

   1.63%, 12/8/2003                                                                          25,000,000               25,191,801

Credit Lyonnais N.A. Inc. (Yankee)

   1.25%, 9/8/2003                                                                           50,000,000               50,000,000

Deutsche Bank AG (London)

   1.35%, 5/21/2003                                                                          25,000,000               25,000,000

Landesbank Baden-Wuerttemberg (Yankee)

   1.31%, 7/7/2003                                                                           50,000,000               50,000,462

Svenska Handelsbanken (Yankee)

   1.30%, 7/7/2003                                                                           50,000,000               49,999,952

Unicredito Italiano SpA (London)

   1.21%, 7/3/2003                                                                           25,000,000               25,000,863

Westdeutsche Landesbank Girozentrale (Yankee)

   2.60%, 7/7/2003                                                                           40,000,000               39,998,914

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $340,189,998)                                                                                               340,189,998

COMMERCIAL PAPER--32.8%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America Corp.

   1.24%, 5/7/2003                                                                           50,000,000               49,989,667

Depfa Bank PLC

   1.23%, 7/7/2003                                                                           50,000,000               49,885,542

FCAR Owner Trust

   1.25%, 5/13/2003                                                                          45,000,000               44,981,250

General Electric Co.

   1.28%, 6/26/2003                                                                          50,000,000               49,901,222

HBOS Treasury Services PLC

   1.25%, 5/23/2003                                                                          45,000,000               44,965,625

Lehman Brothers Holdings Inc.

   1.31%, 1/5/2004                                                                           40,000,000  (a)          40,000,000

PB Finance (DE) Inc.

   1.25%, 5/28/2003                                                                          50,000,000               49,953,125

Spintab AB

   1.27%, 6/12/2003                                                                          21,300,000               21,268,689

TOTAL COMMERCIAL PAPER

   (cost $350,945,120)                                                                                               350,945,120


                                                                                            Principal
CORPORATE NOTES--9.6%                                                                      Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

General Electric Capital Corp.

   1.42%, 10/22/2003                                                                         23,000,000  (a)          23,016,503

Lehman Brothers Holdings Inc.

   2.86%, 5/15/2003                                                                           9,240,000                9,253,986

Merrill Lynch & Co. Inc.

   1.29%--1.33%, 8/1/2003--1/15/2004                                                         46,000,000  (a)          46,062,449

Societe Generale N.A. Inc.

   1.30%, 2/13/2004                                                                          25,000,000  (a)          24,998,468

TOTAL CORPORATE NOTES

   (cost $103,331,406)                                                                                               103,331,406

SHORT-TERM BANK NOTES--8.4%
------------------------------------------------------------------------------------------------------------------------------------

National City Bank

   1.30%, 9/23/2003                                                                          45,000,000  (a)          44,996,425

Wells Fargo Bank N.A.

   1.30%, 1/15/2004                                                                          45,000,000  (a)          45,000,000

TOTAL SHORT-TERM BANK NOTES

   (cost $89,996,425)                                                                                                 89,996,425

U.S. GOVERNMENT AGENCIES--4.7%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

  1.39%, 3/5/2004

   (cost $50,000,000)                                                                        50,000,000               50,000,000

TIME DEPOSITS--12.4%
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Grand Cayman)

   1.25%, 5/1/2003                                                                           50,000,000               50,000,000

Regions Bank (Grand Cayman)

   1.25%, 5/1/2003                                                                           50,000,000               50,000,000

State Street Bank & Trust Co. (Grand Cayman)

   1.25%, 5/1/2003                                                                           33,441,000               33,441,000

TOTAL TIME DEPOSITS

   (cost $133,441,000)                                                                                               133,441,000

TOTAL INVESTMENTS (cost $1,067,903,949)                                                           99.6%            1,067,903,949

CASH AND RECEIVABLES (NET)                                                                          .4%                4,291,457

NET ASSETS                                                                                       100.0%            1,072,195,406

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,067,903,949  1,067,903,94

Cash                                                                  2,645,377

Interest receivable                                                   3,571,369

Prepaid expenses                                                         60,156

                                                                  1,074,180,851
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           574,643

Receivable for shares of Common Stock redeemed                        1,085,574

Accrued expenses                                                        325,228

                                                                      1,985,445

NET ASSETS ($)                                                    1,072,195,406

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,072,195,741

Accumulated net realized gain (loss) on investments                       (335)

NET ASSETS ($)                                                    1,072,195,406

SHARES OUTSTANDING

(25 billion shares of $.001 par value Common Stock authorized)    1,072,195,741

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      8,446,010

EXPENSES:

Management fee--Note 2(a)                                            2,747,429

Shareholder servicing costs--Note 2(b)                               1,651,346

Custodian fees                                                          56,543

Prospectus and shareholders' reports                                    30,399

Professional fees                                                       27,591

Directors' fees and expenses--Note 2(c)                                 22,029

Registration fees                                                       17,621

Miscellaneous                                                            7,738

TOTAL EXPENSES                                                       4,560,696

Less--reduction in management fee
  due to undertaking--Note 2(a)                                      (439,552)

NET EXPENSES                                                         4,121,144

INVESTMENT INCOME--NET                                               4,324,866

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (127)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,324,739

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           April 30, 2003           Year Ended
                                              (Unaudited)     October 31, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,324,866           20,662,421

Net realized gain (loss) from investments           (127)              216,327

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    4,324,739           20,878,748

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (4,324,866)         (20,662,421)

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 547,586,774       4,312,466,959

Dividends reinvested                            4,136,058          19,234,209

Cost of shares redeemed                     (627,108,360)      (4,532,400,756)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (75,385,528)        (200,699,588)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (75,385,655)        (200,483,261)

NET ASSETS ($):

Beginning of Period                         1,147,581,061        1,348,064,322

END OF PERIOD                               1,072,195,406        1,147,581,061

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                 Six Months Ended
                                   April 30, 2003                                            Year Ended October 31,
                                                               ---------------------------------------------------------------------
                                       (Unaudited)             2002            2001           2000            1999             1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                    1.00             1.00            1.00            1.00            1.00             1.00

Investment Operations:

Investment income--net                     .004             .016            .044            .055            .046             .049

Distributions:

Dividends from investment
   income--net                            (.004)           (.016)          (.044)          (.055)           (.046)          (.049)

Net asset value,
   end of period                          1.00             1.00            1.00            1.00             1.00            1.00

TOTAL RETURN (%)                           .79(a)          1.62            4.51            5.65            4.52             5.05

RATIOS/
   SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                      .75(a)           .75             .75             .75             .75              .75

Ratio of net investment
   income to average
   net assets                              .79(a)          1.63            4.43            5.47            4.45             4.95

Decrease reflected in
   above expense ratios
   due to undertakings by
   The Dreyfus Corporation                 .08(a)           .07             .06             .12             .12              .18

Net Assets, end of period
   ($ x 1,000)                       1,072,195        1,147,581       1,348,064       1,309,541       1,528,030        1,571,336

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund' s investment objective is to provide investors w ith as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of the Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $768 during the period ended April 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund has an unused capital loss carryover of $208 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2002. If not applied, the carryover expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken from November 1, 2002 through April 30, 2003 to reduce the management fee paid by the fund, to the extent that, if the fund's aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .75 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $439,552 during the period ended April 30, 2003.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2003, the fund was charged $892,442 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2003, the fund was charged $587,253 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act received an annual fee of $45,000 and an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

NOTES



                        For More Information



                        Dreyfus Worldwide Dollar
                        Money Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  762SA0403






ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.



[PAGE]

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:   /s/Stepehn E. Canter
      Stephen E. Canter
      President

Date:  June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  June 26, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  June 26, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.